Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands															12 Months Ended
	Oct. 31, 2023	Jun. 23, 2023	Jun. 22, 2023	Apr. 14, 2023	Jun. 08, 2022	Mar. 31, 2022	Dec. 09, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Feb. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) [Line Items]
Financial expenses			$ 91														$ 200
Warrants exercise price per share (in Dollars per share)			$ 1.5
Warrant exercise notices shares (in Shares)									1,837,500	1,837,500
Warrants outstanding shares (in Shares)									2,130,000	2,130,000
Warrants not exercised shares (in Shares)									292,500	292,500
Aggregate proceeds									$ 1,225	$ 1,225					$ 3,970		9,864
Outstanding options to purchase ordinary shares (in Shares)								285,000					285,000
Gross proceed								$ 10					$ 10				800
Options aggregate amount (in Shares)								961,440
Options exercise amount								$ 76							5	3,870	1,238
Exercises other receivables															$ 236	$ 255
Share-based issuance costs																	$ 898
Net proceeds from the exercise					$ 217		$ 681
Received amount						$ 3,870
Warrants exercise shares (in Shares)						645,000
Price per share (in Dollars per share)						$ 6
Offering price amount			$ 455	$ 5,744
Market offering price			$ 502
Number of ordinary shares (in Shares)		126,000													3,600
Gross proceed market offering															$ 7
Aggregate ordinary shares (in Shares)			1,330,000
Pre-funded warrants (in Shares)	1,670,000		1,670,000
Aggregate warrants (in Shares)			3,000,000
Placement agent fee			$ 4,500
Fair value amount			3,603
Remaining amount			897
Incremental issuance costs			454
Allocated amount to ordinary warrants			$ 365
Employees exercised shares (in Shares)		126,000
Business Acquisition [Member]
Shareholders' Equity (Details) [Line Items]
Total consideration amount		$ 5
Simple Agreements for Future Equity [Member]
Shareholders' Equity (Details) [Line Items]
Investors for aggregate proceeds											$ 800	$ 800	$ 800	$ 800
Percentage of price per share											80.00%	80.00%	80.00%	80.00%
Amount of equity financing valuation											$ 25,000	$ 25,000	$ 25,000	$ 25,000
Valuation of liquidity event multiplied divided percentage											80.00%	80.00%	80.00%	80.00%
Capitalization amount											$ 25,000	$ 25,000	$ 25,000	$ 25,000
Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Untill exercised. (in Dollars per share)			$ 1.5
Warrants [Member] | Share Purchase Agreements [Member]
Shareholders' Equity (Details) [Line Items]
Warrants exercise price per share (in Dollars per share)																		$ 0.67
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares consisting (in Shares)																85,449
Voting rights			one												one
Untill exercised. (in Dollars per share)			$ 0.0001
Options [Member]
Shareholders' Equity (Details) [Line Items]
Exercises other receivables															$ 47
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued units (in Shares)																	2,000,000
Tradable warrants shares (in Shares)																	2,000,000
Warrants exercise price per shares (in Dollars per share)																	$ 6
Warrants term																	5 years
Gross consideration amount																	$ 12,000
Issuance costs																	2,136
Share-based issuance costs																	$ 898
IPO [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares consisting (in Shares)																	2,000,000
Underwriters Option [Member]
Shareholders' Equity (Details) [Line Items]
Net proceeds from the exercise															$ 3
Pre-Funded Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Number of ordinary shares (in Shares)	1,670,000